SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 3,681	$ 2,663	$ 7,092	$ 5,346
Costs attributed to revenues	(2,160)	(1,433)	(4,122)	(2,779)
General and administrative expenses	(108)	(96)	(229)	(191)
Other (expense) income	(128)	(34)	(194)	(97)
Interest expense	(469)	(362)	(878)	(717)
Depreciation and amortization expense	(552)	(492)	(1,096)	(961)
Deferred taxes	26	(212)	8	(252)
Mark-to-market on hedging items and other	169	1,262	118	1,293
Share of losses from associates	(34)	10	20	77	$ 88
Net income attributable to non-controlling interest	(249)	(954)	(473)	(1,177)
Net income (loss) attributable to partnership	176	352	246	542
Utilities
Disclosure of operating segments [line items]
Revenues	1,350	1,229	2,562	2,320
Transport
Disclosure of operating segments [line items]
Revenues	894	871	1,768	1,719
Midstream
Disclosure of operating segments [line items]
Revenues	1,007	178	1,909	553
Data Infrastructure
Disclosure of operating segments [line items]
Revenues	430	385	853	754
Operating segments
Disclosure of operating segments [line items]
Revenues	1,658	1,215	3,250	2,483
Costs attributed to revenues	(801)	(559)	(1,567)	(1,104)
General and administrative expenses	(108)	(96)	(229)	(191)
Other (expense) income	11	12	17	1
Interest expense	(247)	(178)	(465)	(364)
Funds from operations	513	394	1,006	825
Depreciation and amortization expense	(334)	(273)	(656)	(553)
Deferred taxes	(40)	(108)	(52)	(136)
Mark-to-market on hedging items and other	37	339	(52)	406
Share of losses from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net income (loss) attributable to partnership	176	352	246	542
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	485	428	924	818
Costs attributed to revenues	(199)	(177)	(384)	(344)
General and administrative expenses	0	0	0	0
Other (expense) income	(23)	(18)	(51)	(34)
Interest expense	(75)	(43)	(134)	(84)
Funds from operations	188	190	355	356
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	617	506	1,195	1,001
Costs attributed to revenues	(347)	(267)	(670)	(529)
General and administrative expenses	0	0	0	0
Other (expense) income	(1)	0	(5)	(4)
Interest expense	(70)	(66)	(136)	(133)
Funds from operations	199	173	384	335
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	411	130	834	364
Costs attributed to revenues	(193)	(48)	(382)	(97)
General and administrative expenses	0	0	0	0
Other (expense) income	(4)	0	(1)	(15)
Interest expense	(44)	(22)	(85)	(46)
Funds from operations	170	60	366	206
Operating segments | Data Infrastructure
Disclosure of operating segments [line items]
Revenues	145	151	297	300
Costs attributed to revenues	(62)	(67)	(131)	(134)
General and administrative expenses	0	0	0	0
Other (expense) income	2	0	5	5
Interest expense	(25)	(24)	(53)	(51)
Funds from operations	60	60	118	120
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Costs attributed to revenues	0	0	0	0
General and administrative expenses	(108)	(96)	(229)	(191)
Other (expense) income	37	30	69	49
Interest expense	(33)	(23)	(57)	(50)
Funds from operations	(104)	(89)	(217)	(192)
Material reconciling items | Associates
Disclosure of operating segments [line items]
Revenues	(617)	(474)	(1,188)	(964)
Costs attributed to revenues	313	235	598	470
General and administrative expenses	0	0	0	0
Other (expense) income	7	1	15	1
Interest expense	82	64	154	134
Depreciation and amortization expense	131	124	254	252
Deferred taxes	(20)	(14)	(23)	(15)
Mark-to-market on hedging items and other	138	54	170	45
Share of losses from associates	(34)	10	20	77
Net income attributable to non-controlling interest	0	0	0	0
Net income (loss) attributable to partnership	0	0	0	0
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Revenues	2,640	1,922	5,030	3,827
Costs attributed to revenues	(1,672)	(1,109)	(3,153)	(2,145)
General and administrative expenses	0	0	0	0
Other (expense) income	(146)	(47)	(226)	(99)
Interest expense	(304)	(248)	(567)	(487)
Depreciation and amortization expense	(349)	(343)	(694)	(660)
Deferred taxes	86	(90)	83	(101)
Mark-to-market on hedging items and other	(6)	869	0	842
Share of losses from associates	0	0	0	0
Net income attributable to non-controlling interest	(249)	(954)	(473)	(1,177)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0	$ 0